Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-term Debt, by Maturity [Abstract]
June 30, 2016	$ 1,015,834
Total principal payments	1,015,834
Less: Deferred financing costs	(14,060)	$ (118,710)
Total debt	$ 1,001,774	$ 5,517,613